Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Offering costs	$ 572,255	$ 1,776,605
Common Stock
Offering costs	572,255	1,776,605
Additional Paid-in Capital
Offering costs	$ 572,255	$ 1,776,605